Fees Summary	Oct. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,491,177,500.00
Previously Paid Amount	0.00
Total Fee Amount	228,299.27
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 228,299.27
Narrative - Max Aggregate Offering Price	$ 1,491,177,500.00
Final Prospectus	true